Seward & Kissel LLP
                               901 K Street, N.W.
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                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
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                                                              January 5, 2015
VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:  The AllianceBernstein Pooling Portfolios
              (File Nos. 333-120487 and 811-21673)
              ----------------------------------------


Ladies and Gentlemen:

            On behalf of The AllianceBernstein Pooling Portfolios (the "Portfolios"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Portfolios that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Portfolios' registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on December 31, 2014.

        A copy of the Statement of Additional Information for the Portfolios will be filed under Rule 497(c) today.

                                                               Sincerely,


                                                               /s/ Anna C. Leist
                                                              ------------------
                                                                   Anna C. Leist


cc:      Kathleen K. Clarke, Esq.